Right-of-Use Assets and Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Right-of-Use Assets and Leases

14. Right-of-Use Assets and Leases

Amounts recognized in the consolidated balance sheets was as follows:

(a)
Right-of-use assets

	Land use rights	Office rent	Total
	RMB’000	RMB’000	RMB’000
Net book amount as of January 1, 2020	—	883	883
Additions	—	527	527
Depreciation	—	(481)	(481)
Net book amount as of December 31, 2020	—	929	929
Additions	22,284	517	22,801
Depreciation	(297)	(612)	(909)
Net book amount as of December 31, 2021	21,987	834	22,821
Additions	—	3,582	3,582
Depreciation	(446)	(1,573)	(2,019)
Exchange difference	1	(48)	(47)
Net book amount as of December 31, 2022	21,542	2,795	24,337
As of December 31, 2022
Cost	22,284	6,189	28,473
Accumulated depreciation	(742)	(3,394)	(4,136)
Net Book value	21,542	2,795	24,337

During the year ended December 31, 2021, the addition of land use rights was related to payments to acquire long-term interest in the usage of land in Taicang, Jiangsu Province, PRC as stated in the land use right certificate. During the year ended December 31, 2022, the Group terminated its construction project to build facilities on the land.

In April 2023, the Jiangsu Taicang HIDC, and Connect SZ entered into an agreement for the Jiangsu Taicang HIDC to repurchase from Connect SZ the land use rights at the original purchase price and to terminate the Land Use Agreement and the relevant provisions of the Investment Agreement. The procedures related to the cancellation registration of the land use rights are expected to commence during the second quarter of 2023 and the Group expects to receive the original purchase price after the registration of the land use rights has been cancelled as confirmed by Jiangsu Taicang HIDC.

(b)
Lease liabilities

We lease a research, development and administration facility in Taicang, Jiangsu Province, PRC, which expires on April 30, 2023, and lease an executive and administration office in San Diego, California, which expires in April 2025. The following tables provide information regarding these leases.

	As of December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Non-current	309	163	1,704
Current	604	630	1,294
.	913	793	2,998

Amounts recognized in the consolidated statements of loss in addition to the right-of-use asset depreciation expense are as follows:

	As of December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Interest expense	42	44	144
Expense relating to short-term leases (included in administrative expenses and research and development expenses)	45	12	—
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in administrative expenses and research and development expenses)	30	58	—
	117	114	144

The total cash outflow for leases for the years ended December 31, 2020, 2021 and 2022 was RMB 0.5 million, RMB 0.8 million and RMB 1.5 million, respectively.